Summary of significant accounting policies (Tables)	12 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Property Plant and Equipment Estimated Useful Lives [Table Text Block]	Estimated useful lives are:
Buildings	20 years
Leasehold improvements	Shorter of term of the lease or 5 years
Office equipment	5 years
Computer equipment	3 - 5 years
Motor vehicles	5 years

Schedule of Goodwill [Table Text Block]
The change in the carrying amount of goodwill by segments for the years ended June 30, 2011 and 2012 is as follows:

	Little
	New Star	Wentai	Yuanbo	Total
	RMB	RMB	RMB	RMB

Balances as of July 1, 2010	56,597,146	-	-	56,597,146
Additions from business acquisition (note 10.2(a) & (b))	-	46,428,415	-	46,428,415
As of June 30, 2011 and July 1, 2011	56,597,146	46,428,415	-	103,025,561
Additions from business acquisition (note 10.3)	-	-	11,107,118	11,107,118
Impairment on goodwill	(44,707,404)	(12,686,463)	-	(57,393,867)
As of June 30, 2012	11,889,742	33,741,952	11,107,118	56,738,812
Balance as of June 30, 2012 (US$)	1,871,516	5,311,184	1,748,327	8,931,027

Goodwill and Accumulated Impairment Losses [Table Text Block]
The gross amount and accumulated impairment losses by segment as of June 30, 2011 and 2012 are as follows:
	Little
	New Star	Wentai	Yuanbo	Total
	RMB	RMB	RMB	RMB
June 30, 2011
Goodwill, gross	56,597,146	46,428,415	-	103,025,561
Accumulated impairment loss	-	-	-	-
Balance as of June 30, 2011	56,597,146	46,428,415	-	103,025,561

	Little
	New Star	Wentai	Yuanbo	Total
	RMB	RMB	RMB	RMB
June 30, 2012
Goodwill, gross	56,597,146	46,428,415	11,107,118	114,132,679
Accumulated impairment loss	(44,707,404)	(12,686,463)	-	(57,393,867)
Balance as of June 30, 2012	11,889,742	33,741,952	11,107,118	56,738,812
Balance as of June 30, 2012 (US$)	1,871,516	5,311,184	1,748,327	8,931,027

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
Financial assets and liabilities measured at fair value on a recurring basis and investments are as follows:

Fair Value Measurements
at Reporting Date Using
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
	June 30,	Identical Assets	Inputs	Inputs
	2012	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Assets:
Investments (note 4)	31,432,868	0	-	31,432,868

Liabilities:
Contingent consideration payable (note 10.3)	7,272,337	-	-	7,272,337

Fair Value Measurements
at Reporting Date Using
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
	June 30,	Identical Assets	Inputs	Inputs
	2011	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Assets:
Investments (note 4)	62,946,641	-	-	62,946,641

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Accumulated other comprehensive income (loss) consists of the following:

	As of June 30,
	2011	2012	2012
	RMB	RMB	US$
Foreign currency translation, net of tax of nil and nil	(116,200,924)	(120,100,781)	(18,904,578)
Unrealized loss on available- for-sales investments, net of tax of nil and nil	(3,128,000)	(3,938,425)	(619,931)

Total	(119,328,924)	(124,039,206)	(19,524,509)